VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2018	2019
	$	$
Project assets	185,448	197,366
Other assets	21,836	26,102
Total assets	207,284	223,468

Short-term borrowings	9,160	139,708
Long-term borrowings	113,973	—
Other liabilities	59,476	66,569
Total liabilities	182,609	206,277